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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05597
Invesco Municipal Income Opportunities Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 5/31
Date of reporting period: 11/30/10

Item 1. Reports to Stockholders.

Invesco Municipal Income Opportunities Trust
Semiannual Report to Shareholders ▪ November 30, 2010

NYSE: OIA

2	Trust Performance
3	Letters to Shareholders
4	Dividend Reinvestment Plan
5	Schedule of Investments
14	Financial Statements
16	Notes to Financial Statements
20	Financial Highlights
21	Results of Proxy

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 5/31/10 to 11/30/10

Trust at NAV	1.95%

Trust at Market Value	1.74

Market Price Discount to NAV as of 11/30/10	-4.32

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in net asset value (NAV) for performance based on NAV and changes in market price for performance based on market price.
     Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

NYSE Symbol	OIA

2	Invesco Municipal Income Opportunities Trust

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Trust and its performance. I hope you find it useful. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1, 2010, acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Trust’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     We are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     We have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 341 2929. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco

3	Invesco Municipal Income Opportunities Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Trust. Under the Plan, the money you earn from dividends and capital gains distributions will be reinvested automatically in more shares of your Trust, allowing you to potentially increase your investment over time.

Plan benefits
■	Add to your account

You may increase the amount of shares in your Trust easily and automatically with the Plan.

■	Low transaction costs

Transaction costs are low because the new shares are bought in blocks and the brokerage commission is shared among all participants.

■	Convenience

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent) which administers the Plan. The statement shows your total distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to invesco.com/us.

■	Safekeeping

The Agent will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” — in the name of your brokerage firm, bank, or other financial institution — you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan brochure. You can obtain a copy of the Plan Brochure and enroll in the Plan by visiting invesco.com/us, calling toll-free 800 341 2929 or notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include your Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally one week before such Distributions are paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distributions.

How the Plan Works
If you choose to participate in the Plan, whenever your Trust declares such Distributions, it will be invested in additional shares of your Trust that are purchased on the open market.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by your Trust. However, you will pay your portion of any per share fees incurred when the new shares are purchased on the open market. These fees are typically less than the standard brokerage charges for individual transactions, because shares are purchased for all Participants in blocks, resulting in lower commissions for each individual Participant. Any per share or service fees are averaged into the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
     Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account have signed these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated shares, whole shares will be held by the Agent and fractional shares will be sold. The proceeds will be sent via check to your address of record after deducting per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a stock certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
     To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4	Invesco Municipal Income Opportunities Trust

Schedule of Investments

November 30, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–105.98%
Alabama–1.24%
Colbert (County of) Northwest Alabama Health Care Authority; Series 2003, Health Care Facilities RB	5.75%	06/01/27	$1,000	$943,080

Huntsville-Redstone Village Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facilities RB	5.50%	01/01/43	370	284,204

Selma Industrial Development Board (Gulf Opportunity Zone); Series 2010, RB	5.80%	05/01/34	400	407,236

				1,634,520

Arizona–2.74%
Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB	7.00%	01/01/38	1,225	1,170,671

Pima (County of) Industrial Development Authority (Noah Webster Basic Schools); Series 2004 A, Educational RB	6.00%	12/15/24	500	481,185

Pima (County of) Industrial Development Authority Water and Wastewater (Global Water Resources, LLC); Series 2007, Water and Wastewater RB (AMT)	6.55%	12/01/37	800	787,072

Pinal (County of) Electrical District No. 4; Series 2008, RB	6.00%	12/01/38	660	650,318

Quechan Indian Tribe of Fort Yuma (Governmental Project); Series 2008, RB	7.00%	12/01/27	530	517,116

				3,606,362

California–5.13%
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	335	351,442

Bakersfield (City of); Series 2010 A, Wastewater RB (INS–AGM)(a)(b)	5.00%	09/15/32	390	395,464

California (County of) Tobacco Securitization Agency; Series 2006, RB(c)	0.00%	06/01/33	1,745	165,025

California Municipal Finance Authority (High Tech High); Series 2008 A, Educational Facility RB(d)	5.88%	07/01/28	335	310,582

California Statewide Communities Development Authority (Aspire Public Schools); Series 2010, School Facility RB	6.38%	07/01/45	400	383,328

California Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,000	865,010

California Statewide Communities Development Authority (Thomas Jefferson School of Law); Series 2008 A, RB	7.25%	10/01/38	200	209,010

Daly (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Third Tier Ref. RB	6.50%	12/15/47	985	848,183

Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed Turbo RB	5.13%	06/01/47	3,000	1,937,220

Riverside (County of) Redevelopment Agency; Series C, Tax Allocation Bonds	6.25%	10/01/40	400	377,340

Sacramento (County of); Series 2007 A, Special Tax Bonds	6.00%	09/01/37	400	322,192

Silicon Valley Tobacco Securitization Authority; Series 2007 C, Tobacco Settlement RB(c)	0.00%	06/01/56	13,000	103,870

Southern California Logistics Airport Authority; Series 2008 A, Sub. Tax Allocation(c)	0.00%	12/01/44	7,235	492,703

				6,761,369

Colorado–4.14%
Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2006 A, RB	5.75%	01/01/37	1,000	903,990

Series 2009 A, RB	9.00%	01/01/34	500	534,750

Colorado Housing & Finance Authority; Series 1998 D-2, RB (AMT)	6.35%	11/01/29	240	253,855

Copperleaf Metropolitan District No. 2; Series 2006, Limited Tax GO	5.95%	12/01/36	1,000	689,530

Denver Convention Center Hotel Authority RB (INS–SYNCORA)(a)	5.00%	12/01/35	250	206,633

Elk Valley Public Improvement Corp.; Series 2001 A, RB	7.35%	09/01/31	2,000	1,827,540

Northwest Metropolitan District No. 3; Series 2005, Limited Tax GO	6.25%	12/01/35	800	626,200

Regional Transportation District (Denver Transit Partners); Series 2010, Private Activity RB	6.00%	01/15/41	400	403,164

				5,445,662

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Connecticut–0.75%
Georgetown Special Taxing District; Series 2006 A, GO Bonds	5.13%	10/01/36	$1,970	$984,074

District of Columbia–0.58%
Columbia (District of); Series 2009 B, Ref. Income Tax RB(b)	5.00%	12/01/25	540	590,954

Metropolitan Washington Airports Authority; Series 1991, Special Facility RB	10.13%	09/01/11	180	178,936

				769,890

Florida–15.68%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	500	484,980

Series 2007, IDR	5.88%	11/15/36	800	682,000

Series 2007, IDR	5.88%	11/15/42	400	333,620

Beacon Lakes Community Development District; Series 2003 A, Special Assessment Bonds	6.90%	05/01/35	1,815	1,762,801

Bellalago Educational Facilities Benefit District; Series 2004 B, Capital Improvement RB	5.80%	05/01/34	920	780,666

Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	635	602,596

Broward (County of) Professional Sports Facilities (Civic Arena Ref.); Series 2006 A, RB (INS–AGM/AMBAC)(a)(b)	5.00%	09/01/23	2,960	3,095,568

Escambia (County of) (Pensacola Care Development Centers);
Series 1989, RB	10.25%	07/01/11	1,015	1,017,010

Series 1989 A, Unlimited GO	10.25%	07/01/11	235	235,465

Florida (State of) Development Finance Corp. (Renaissance Charter School, Inc.); Series 2010 A, Educational Facilities RB	6.00%	09/15/40	400	372,276

Grand Bay at Doral Community Development District; Series 2007 A, Special Assessment Bonds	6.00%	05/01/39	750	262,275

Lee (County of) Industrial Development Authority (County Community Charter Schools, LLC); Series 2007 A, IDR	5.38%	06/15/37	1,000	811,340

Lee (County of) Industrial Development Authority (Cypress Cove Health Park); RB	6.38%	10/01/25	400	323,260

Miami Beach Health Facilities Authority; Series 2004, Ref. Hospital RB	6.75%	11/15/21	255	262,181

Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.25%	05/01/37	1,000	919,160

Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. Health Care Facilities RB	5.70%	07/01/26	500	452,865

Series 2007, First Mortgage RB	5.50%	07/01/32	2,000	1,693,840

Orange (County of) Health Facilities Authority (Westminster Community Care); Series 1999, RB	6.75%	04/01/34	1,000	947,750

Pinellas (County of) Health Facilities Authority (Oaks of Clearwater); Series 2004, RB	6.25%	06/01/34	600	605,538

Renaissance Commons Community Development District; Series 2005 A, Special Assessment Bonds	5.60%	05/01/36	935	753,301

South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB(b)	5.00%	08/15/32	2,860	2,861,401

St Johns (County of) Industrial Development Authority; Series A, RB	6.00%	08/01/45	400	404,932

Tolomato Community Development District;
Series 2007, Special Assessment Bonds	6.55%	05/01/27	600	431,244

Series 2007 A, Special Assessment Bonds	5.25%	05/01/39	490	321,690

University Square Community Development District; Series 2007 A-1, Capital Improvement RB	5.88%	05/01/38	250	225,405

				20,643,164

Georgia–1.28%
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation Bonds	7.38%	01/01/31	400	406,396

Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation Bonds	5.60%	01/01/30	1,000	955,940

Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 B, Special Facilities RB (AMT)	9.00%	06/01/35	300	326,853

				1,689,189

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Hawaii–2.17%
Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose RB	8.75%	11/15/29	$400	$461,964

Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2003 A, Special Purpose RB	8.00%	11/15/33	1,000	1,059,890

Hawaii (State of); Series 2008 DK(b)	5.00%	05/01/23	1,220	1,341,317

				2,863,171

Idaho–0.60%
Idaho Health Facilities Authority; Series 2007, Ref. RB	6.13%	11/15/27	915	786,882

Illinois–10.57%
Bolingbrook (Village of) (Forest City); Series 2005 Special Services Area No 1, Special Tax Bonds	5.90%	03/01/27	750	613,327

Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	1,000	625,910

Chicago (City of) (Lake Shore East); Series 2003, Special Assessment RB	6.75%	12/01/32	1,999	1,887,816

Cook (County of) Finance Authority (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	280	283,388

Illinois (State of) Finance Authority (Luther Oaks); Series 2006 A, RB	6.00%	08/15/39	1,000	808,200

Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/20	400	399,172

Illinois (State of) Health Facilities Authority; Series 2003 A, RB	7.00%	11/15/32	800	763,824

Illinois (State of) Toll Highway Authority; Series 2008 B, RB(b)	5.50%	01/01/33	1,200	1,261,668

Illinois (State of) Village of Long Grove (Sunset Grove); Series 2010, Limited Obligation Tax Increment RB	7.50%	01/01/30	400	379,804

Illinois Finance Authority (Montgomery Place); Series 2006 A, RB	5.75%	05/15/38	1,650	1,361,910

Illinois Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	6.00%	05/15/37	1,000	843,490

Illinois Finance Authority;
Series 2008 A, RB	5.63%	01/01/37	480	444,509

Series 2010, RB	7.00%	02/15/38	580	567,507

Series 2010 A, RB	8.25%	05/15/45	400	406,260

Metropolitan Pier & Exposition Authority Illinois (McCormick Plaza Expansion); Series A(b)	5.50%	06/15/50	390	395,772

Metropolitan Pier & Exposition Authority; RB (INS–AGM)(a)(c)	0.00%	06/15/43	4,000	491,160

Pingree Grove (Village of) (Cambridge Lakes); Series 2006-1, Special Tax Bonds	6.00%	03/01/36	999	883,416

Will-Kankakee Regional Development Authority (Senior Estates Supportive Living); Series 2007, Multi-Family Housing RB	7.00%	12/01/42	650	589,790

Yorkville (City of) United City (Cannonball/Beecher); Series 2007, Special Tax Bonds	5.75%	03/01/28	1,000	906,420

				13,913,343

Indiana–1.05%
Crown Point (City of) (Wittenberg Village); Series 2009 A, Economic Development RB	8.00%	11/15/39	400	401,748

Indiana Finance Authority (King’s Daughters Hospital & Health Services) RB	5.50%	08/15/45	400	353,036

St. Joseph (County of) (Holy Cross Village Notre Dame); Series 2006 A, Economic Development RB	6.00%	05/15/26	285	277,168

Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, Hospital RB(d)	5.80%	09/01/47	400	351,576

				1,383,528

Iowa–1.83%
Iowa (State of) Finance Authority (Bethany Life Communities); Series 2006 A, Ref. Senior Housing RB	5.55%	11/01/41	1,000	837,140

Iowa (State of) Finance Authority (Madrid Home); Series 2007, Ref. Health Care Facility RB	5.90%	11/15/37	750	599,363

Jefferson (County of) Hospital; Series 2007 C, RB	5.95%	08/01/37	785	636,878

Orange City (City of) IA; RB	5.60%	09/01/32	400	339,992

				2,413,373

Kansas–0.38%
Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facilities RB	6.00%	11/15/38	560	494,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana–2.01%
Louisiana (State of) Lakeshore Villages Master Community Development District; Series 2007, Special Assessment Bonds	5.25%	07/01/17	$794	$422,829

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/29	400	407,452

Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. RB(d)	6.38%	12/01/34	600	550,662

St. John Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	500	467,400

Tobacco Settlement Financing Corp.; Series 2001 B, Asset-Backed Bonds	5.88%	05/15/39	800	798,328

				2,646,671

Maryland–1.04%
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community); Series 2007 A, RB	5.30%	01/01/37	750	534,173

Maryland (State of) Health & Higher Educational Facilities Authority (Washington Christian Academy); Series 2006, RB	5.50%	07/01/38	800	342,928

Maryland (State of) Industrial Development Financing Authority (Our Lady of Good Counsel High School Facility); Series 2005 A, Economic IDR	6.00%	05/01/35	500	490,555

				1,367,656

Massachusetts–3.28%
Commonwealth of Massachusetts; Series 2010 A, Ref. GO (INS–AMBAC)(a)(b)	5.50%	08/01/30	390	454,810

Massachusetts (State of) Development Finance Agency (Linden Ponds Inc.); Series 2007 A, Facilities RB	5.75%	11/15/42	425	287,993

Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 A, Senior Living Facilities RB	7.75%	06/01/39	400	416,256

Massachusetts Development Finance Agency (First Mortgage Loomis Community); Series 1999 A, RB	5.75%	07/01/23	1,500	1,445,325

Massachusetts Development Finance Agency (The New England Center For Children, Inc.); Series 1998, RB	5.88%	11/01/18	1,335	1,246,850

Massachusetts Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2002 K, RB(b)	5.50%	07/01/32	390	466,760

				4,317,994

Michigan–0.70%
Dearborn (City of) Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	500	489,005

Michigan (State of) Strategic Fund (The Dow Chemical Co.); Series 2003 A1, Ref. Adjustable Rate Limited Obligation RB (AMT)	6.75%	12/01/28	400	437,068

				926,073

Minnesota–2.04%
Brooklyn Park (City of) (Prairie Seeds Academy); Series 2009 A, Lease RB	9.25%	03/01/39	450	506,335

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.75%	11/15/32	600	668,226

North Oaks (City of) (Presbyterian Homes of North Oaks, Inc.); Series 2007, Senior Housing RB	6.13%	10/01/39	750	733,545

St Paul Housing & Redevelopment Authority (Emerald Gardens)	6.25%	03/01/25	400	400,176

Winstead (City of) (St. Mary’s Care Center); Series 2010 A, Health Care RB	6.88%	09/01/42	400	373,464

				2,681,746

Mississippi–1.44%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 B, VRD Gulf Opportunity Zone IDR(e)	0.27%	12/01/30	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (System Energy Resources, Inc.); Series 1998, Ref. PCR	5.88%	04/01/22	400	399,700

				1,899,700

Missouri–6.44%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, Special Assessment RB	5.50%	04/01/27	750	552,615

Branson Regional Airport Transportation Development District; Series 2007 B, RB (AMT)	6.00%	07/01/37	500	267,585

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–(continued)

Des Peres (City of) (West County Center); Series 2002 A, Ref. Tax Increment RB	5.75%	04/15/20	$2,000	$1,916,020

Fenton (City of) (Gravois Bluffs); Series 2001, Ref. & Improvement Tax Increment Allocation RB(f)	7.00%	10/01/21	3,850	4,089,239

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 A, Retirement Community RB	8.25%	05/15/39	400	419,216

St. Louis (County of) Industrial Development Authority (Ranken Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	250	227,283

St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Sr. Living Facilities RB	6.38%	12/01/41	750	637,732

Valley Park Industrial Development Authority (Senior Housing, Cape Albeon); Series 1998, RB	6.15%	12/01/33	400	376,872

				8,486,562

Nebraska–0.30%
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital and Health Center); Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	400	396,216

Nevada–1.67%
Director of the State of Nevada Department of Business & Industry (Las Vegas Monorail); Series 2000, Second Tier RB(g)	7.38%	01/01/40	1,000	2,000

Henderson (City of) Local Improvement District No. T-18 (Inspirada); Series 2006, Limited Obligation Improvement Bonds	5.30%	09/01/35	450	219,033

Las Vegas Redevelopment Agency; Series 2009 A, Tax Increment RB	8.00%	06/15/30	500	568,205

Mesquite (City of) Local Improvement (Anthem at Mesquite); Series 2007, Special Improvement District No. 07-01 Assessment Bonds	6.00%	08/01/23	1,000	860,960

Sparks (City of) Local Improvement District No. 3 (Legends at Sparks Marina); Series 2008, Limited Obligation Improvement Bonds	6.50%	09/01/20	560	548,089

				2,198,287

New Hampshire–1.45%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	400	402,180

New Hampshire (State of) Housing Finance Authority; Series 1983, RB (CEP–FHA/VA)(c)	0.00%	01/01/15	2,295	1,506,599

				1,908,779

New Jersey–4.88%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, Special Facility RB (AMT)	6.25%	09/15/19	400	386,336

New Jersey (State of) Economic Development Authority (First Mortgage Franciscan Oaks); Series 1997, RB	5.70%	10/01/17	1,000	985,480

New Jersey (State of) Economic Development Authority (First Mortgage Presbyterian); Series 2001 A, RB	6.38%	11/01/31	1,000	916,160

New Jersey (State of) Economic Development Authority (Lions Gate); Series 2005 A, First Mortgage RB	5.88%	01/01/37	730	648,809

New Jersey (State of) Economic Development Authority (Seashore Gardens Living Center); Series 2006, First Mortgage RB	5.38%	11/01/36	700	560,896

New Jersey (State of) Economic Development Authority (United Methodist Homes of New Jersey Obligated Group); Series 1998, Ref. RB	5.13%	07/01/25	2,000	1,720,880

New Jersey (State of) Health Care Facilities Financing Authority (Raritan Bay Medical Center); Series 1994, RB	7.25%	07/01/27	600	482,802

Tobacco Settlement Financing Corp.;
Series 2007 A1, Asset Backed Bonds	4.63%	06/01/26	275	222,549

Series A1, Asset Backed Bonds	5.00%	06/01/41	780	501,236

				6,425,148

New Mexico–0.30%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	400	390,636

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–3.52%
Brookhaven (Town of) Industrial Development Agency (The Woodcrest Estates Facility); Series 1998 A, Sr. Residential Housing RB (AMT)	6.38%	12/01/37	$500	$443,915

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, Capital Appreciation RB(c)	0.00%	07/15/35	560	116,183

Series 2009, Capital Appreciation RB(c)	0.00%	07/15/36	4,000	371,920

Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement IDR	6.50%	01/01/27	625	624,956

New York (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 A, Liberty RB	6.50%	03/01/35	640	631,463

New York (City of) Industrial Development Agency, Polytechnic University; Series 2007, Ref. Civic Facility RB (INS–ACA)(a)	5.25%	11/01/37	500	481,845

New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB(g)	6.13%	02/15/19	1,000	10

New York Liberty Development Corp.; Ser 2010, RB	6.38%	07/15/49	400	418,276

Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, Solid Waste Disposal VRD RB (AMT)(d)	6.63%	10/01/35	400	401,680

Suffolk (County of) Industrial Development Agency (Medford Hamlet Assisted Living); Series 2005, Assisted Living Facility RB (AMT)	6.38%	01/01/39	1,470	1,145,483

				4,635,731

North Carolina–0.25%
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield); Series 2005 A, Health Care Facilities RB	6.13%	10/01/35	400	323,268

North Dakota–0.91%
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.30%	12/01/34	1,500	1,199,700

Ohio–2.43%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB	6.00%	11/01/38	600	519,606

Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	850	773,729

Lorain (County of) Port Authority (U.S. Steel Corp. Project); RB	6.75%	12/01/40	400	405,948

Montgomery (County of) Health Care & Multifamily Housing (St. Leonard); Series 2010, Ref. Improvement Health Care MFH RB	6.63%	04/01/40	400	389,124

Ohio Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	400	441,228

Toledo Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	480	406,925

Tuscarawas (County of) (Twin City Hospital); Series 2007, Hospital Facilities RB	6.35%	11/01/37	450	269,973

				3,206,533

Oklahoma–0.98%
Chickasaw Nation; Series 2007, Health System RB(d)	6.25%	12/01/32	400	418,160

Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	500	486,165

Tulsa (County of) Industrial Authority (Montereau, Inc.); Series 2010 A, Sr. Living Community RB	7.25%	11/01/45	400	390,060

				1,294,385

Pennsylvania–5.36%
Allegheny (County of) Hospital Development Authority (West Penn Allegheny Health System); Series 2007 A, Health System RB	5.38%	11/15/40	1,200	848,880

Allegheny (County of) Industrial Development Authority (Propel Charter-McKeesport); Series 2010 B, Charter School RB	6.75%	08/15/35	400	383,516

Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility); Series 2005 A, Retirement Community RB	6.13%	01/01/25	1,500	1,503,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Chester (County of) Health & Education Facilities Authority (Jenner’s Pond, Inc.); Series 2002, Sr. Living Facility RB(f)	7.63%	07/01/34	$1,000	$1,122,470

Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB	6.00%	09/01/36	750	670,777

Pennsylvania Economic Development Financing Authority (Reliant Energy Seward, LLC); Series 2001 A, Exempt Facilities RB (AMT)(f)	6.75%	12/01/36	300	310,383

Pennsylvania Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB(b)	5.00%	06/15/21	1,230	1,371,819

Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB	5.45%	07/01/35	995	849,203

				7,060,078

Puerto Rico–0.27%
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.; Series 2010 A, Capital Appreciation RB(c)	0.00%	08/01/34	1,600	357,728

South Carolina–1.64%
Georgetown (County of) (International Paper Co.); Series 2000 A, Ref. Environmental Improvement RB	5.95%	03/15/14	300	327,822

Myrtle Beach (City of) (Myrtle Beach Air Force Base); Series 2006 A, Tax Increment Bonds	5.30%	10/01/35	1,250	783,412

South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2007 A, RB	6.00%	11/15/37	625	455,538

South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, First Mortgage Health Facilities RB	5.30%	10/01/36	750	589,222

				2,155,994

Tennessee–2.08%
Johnson (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, Hospital First Mortgage RB	5.50%	07/01/31	800	769,472

Shelby (County of) Health Educational & Housing Facilities Board (The Village at Germantown); Series 2003 A, Residential Care Facility Mortgage RB	7.25%	12/01/34	750	716,858

Series 2006, Residential Care Facility Mortgage RB	6.25%	12/01/34	475	406,785

Shelby (County of) Health Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.75%	09/01/37	500	435,640

Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	400	410,168

				2,738,923

Texas–9.42%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Refunding Special Facilities RB	4.85%	04/01/21	500	495,480

Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Convention Center Hotel Second Tier RB(d)	5.75%	01/01/34	600	550,554

Brazoria (County of) Brazos River Harbor Navigation District (The Dow Chemical Co.); Series 2002 A4, Environmental Facilities RB	5.95%	05/15/33	400	400,788

Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	400	394,596

Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/45	400	376,320

Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2004 A, RB	7.13%	09/01/34	1,000	988,340

HFDC of Central Texas, Inc. (Sears Tyler Methodist Retirement Corp.); Series 2009 A, RB	7.75%	11/15/44	400	403,180

HFDC of Central Texas, Inc.; Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	400	325,912

Houston (City of) (Continental Airlines, Inc. Terminal E);
Series 2001, Airport System Special Facilities RB	6.75%	07/01/21	425	425,153

Series 2001, Airport System Special Facilities RB	6.75%	07/01/29	425	425,472

Lubbock Health Facilities Development Corp. (First Mortgage Carillon); Series 2005 A, Ref. RB	6.50%	07/01/26	1,000	981,710

North Texas Tollway Authority (System 1st Tier); Series A, RB (Insd BHAC-CR)(b)	5.75%	01/01/48	1,200	1,251,996

Tarrant (County of) Cultural Education Facilities Finance Corp. (Mirador); Series 2010 A, Retirement Facilities RB	8.13%	11/15/39	600	614,034

Tarrant (County of) Cultural Education Facilities Finance Corp. (Northwest Senior Housing Corp.-Edgemere); Series 2006 A, Retirement Facilities RB	6.00%	11/15/36	450	427,338

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Texas (State of) Department of Housing & Community Affairs; Series 2007 B, Single Family Mortgage RB (Ins– GNMA/FNMA/FHLMC) (AMT)(b)	5.15%	09/01/27	$2,687	$2,745,818

Texas (State of) Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, Educational RB	7.13%	02/15/40	400	411,568

Texas Private Activity Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	400	412,072

Texas State Turnpike Authority; RB (INS–AMBAC)(a)(c)	0.00%	08/15/33	1,665	353,662

Travis (County of) Health Facilities Development Corp. (Westminster Manor); Series 2010, Retirement Facilities RB	7.00%	11/01/30	400	418,292

				12,402,285

Utah–1.05%
Emery (County of) (Pacificorp); Series 1996, Environmental Improvement RB (AMT)	6.15%	09/01/30	1,000	994,350

Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, RB	6.38%	07/15/40	400	382,568

				1,376,918

Virginia–2.08%
Albemarle (County of) Economic Development Authority (The University of Virginia Health Services Foundation); Series 2009, VRD Health Services RB (LOC–Bank of America, N.A.)(e)	0.33%	03/01/39	200	200,000

Peninsula Ports Authority (Virginia Baptist Homes); Series 2006 C, Ref. Residential Care Facilities RB	5.40%	12/01/33	2,000	1,349,800

Peninsula Town Center Community Development Authority; Series 2007, Special Obligations RB	6.45%	09/01/37	700	660,877

Virginia Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB	9.00%	07/01/39	500	527,760

				2,738,437

Washington–1.22%
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital); Series 2009, Ref. Improvement Limited Tax GO	7.25%	12/01/38	400	410,284

Seattle (Port of) Industrial Development Corp. (Northwest Airlines, Inc.); Series 2001, Special Facilities RB	7.25%	04/01/30	650	650,273

Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	500	549,630

				1,610,187

West Virginia–0.59%
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.50%	10/01/38	825	773,693

Wisconsin–0.49%
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.38%	02/15/29	600	642,834

TOTAL INVESTMENTS–105.98% (Cost $150,989,368)				139,550,833

OTHER ASSETS LESS LIABILITIES–0.67%				881,144

FLOATING RATE NOTE AND DEALER TRUSTS OBLIGATIONS RELATED TO SECURITIES HELD–(6.65)%
Notes with interest rates ranging from 0.30% to 0.56% at 11/30/10 and contractual maturities of collateral ranging from 06/15/21 to 06/15/50 (See Note 1H)(h)				(8,755,000)

NET ASSETS–100.00%				$131,676,977

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Municipal Income Opportunities Trust

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.*
AMT	– Alternative Minimum Tax
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
CR	– Custodial Receipts
FHA	– Federal Housing Administration
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref	– Refunding
Sr.	– Senior
SYNCORA	– Syncora Guaranteed Limited
VA	– Department of Veterans Affairs
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Underlying security related to Special Purpose Trusts entered into by the Trust. See Note 1H.
(c)	Capital appreciation bond.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2010 was $2,583,214, which represented 1.96% of the Trust’s Net Assets.
(e)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2010 was $2,010, which represented less than 0.01% of the Trust’s Net Assets.
(h)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2010. At November 30, 2010, the Trust’s investments with a value of $16,233,347 are held by Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) and serve as collateral for the $8,755,000 in the floating rate note obligations outstanding at that date.
*	Ambac filed for bankruptcy on November 8, 2010.

		Percentage of Net
Top Fixed Income Issuers	Value	Assets

Fenton (City of) (Gravois Bluffs)	$4,089,239	3.1%

Broward (County of) Professional Sports Facilities (Civic Arena Ref.)	3,095,568	2.3

South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group)	2,861,401	2.2

Texas (State of) Department of Housing & Community Affairs	2,745,818	2.1

Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.)	2,146,705	1.6

Golden State Tobacco Securitization Corp (Asset Backed Senior)	1,937,220	1.5

Des Peres (City of) (West County Center)	1,916,020	1.5

Chicago (City of) (Lake Shore East)	1,887,816	1.4

Elk Valley Public Improvement Corp.	1,827,540	1.4

Beacon Lakes Community Development District	1,762,801	1.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Municipal Income Opportunities Trust

Statement of Assets and Liabilities

November 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $150,989,368)	$139,550,833

Receivables for:
Investments sold	38,536

Interest	2,501,611

Investment for trustee deferred compensation and retirement plans	496

Other assets	24,921

Total assets	142,116,397

Liabilities:
Payables for:
Investments purchased	400,000

Floating rate note and dealer trust obligations	8,755,000

Accrued other operating expenses	88,297

Amount due custodian	1,129,368

Trustee deferred compensation and retirement plans	66,755

Total liabilities	10,439,420

Net assets applicable to shares outstanding	$131,676,977

Net Assets Consist of:
Shares of beneficial interest	$169,657,267

Undistributed net investment income	1,188,309

Undistributed net realized gain (loss)	(27,730,064)

Unrealized appreciation (depreciation)	(11,438,535)

$131,676,977

Shares outstanding, $0.01 par value, unlimited number of shares authorized:
Outstanding	19,620,474

Net asset value per share	$6.71

Market value per share	$6.42

Market price premium (discount) to net asset value per share	(4.32)%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Municipal Income Opportunities Trust

Statement of Operations

For the six months ended November 30, 2010
(Unaudited)

Investment income:
Interest	$4,678,751

Expenses:
Advisory fees	338,466

Administrative services fees	24,995

Custodian fees	2,621

Interest expense	31,312

Transfer agent fees	4,075

Trustees’ and officers’ fees and benefits	15,077

Professional services fees	28,612

Other	38,572

Total expenses	483,730

Net investment income	4,195,021

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(2,251,961)

Change in net unrealized appreciation of investment securities	653,362

Net realized and unrealized gain (loss)	(1,598,599)

Net increase in net assets resulting from operations	$2,596,422

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Municipal Income Opportunities Trust

Statement of Changes in Net Assets

For the six months ended November 30, 2010 and the year ended May 31, 2010
(Unaudited)

	November 30,	May 31,
	2010	2010

Operations:
Net investment income	$4,195,021	$8,695,598

Net realized gain (loss)	(2,251,961)	(2,415,491)

Change in net unrealized appreciation	653,362	19,377,939

Net increase in net assets resulting from operations	2,596,422	25,658,046

Distributions to shareholders from net investment income	(4,120,301)	(8,240,602)

Net increase (decrease) in net assets	(1,523,879)	17,417,444

Net assets:
Beginning of period	133,200,856	115,783,412

End of period (includes undistributed net investment income of $1,188,309 and $1,113,589, respectively)	$131,676,977	$133,200,856

Notes to Financial Statements

November 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Municipal Income Opportunities Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. Effective June 1, 2010, the Trust name changed from Morgan Stanley Municipal Income Opportunities Trust to Invesco Municipal Income Opportunities Trust.
  The Trust’s investment objective is to provide a high level of current income which is exempt from federal income tax.
  The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in

16        Invesco Municipal Income Opportunities Trust

the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions to common shareholders from income are declared and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Inverse Floating Rate Obligations — The Trust may invest in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate obligations. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note and dealer trust obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest expense on the Statement of Operations.
The Trust generally invest in inverse floating rate obligations that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate obligations are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

17        Invesco Municipal Income Opportunities Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

Effective June 1, 2010, the Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate 0.50% of the Trust’s average weekly net assets.
  Effective June 1, 2010, under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective June 1, 2010, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 0.73%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended November 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian and fund accountant and provides certain administrative services to the Trust.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$139,550,833	$—	$139,550,833

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Trust may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.
  During the six months ended November 30, 2010, the Trust paid legal fees of $267 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by

18        Invesco Municipal Income Opportunities Trust

earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate note obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended November 30, 2010 were $8,145,571 and 0.77%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Trust had a capital loss carryforward as of May 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

May 31, 2011	$1,864,080

May 31, 2013	4,876,449

May 31, 2016	9,386,909

May 31, 2017	4,049,616

May 31, 2018	3,586,578

Total capital loss carryforward	$23,763,632

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended November 30, 2010 was $13,365,127 and $12,401,462, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,821,887

Aggregate unrealized (depreciation) of investment securities	(15,777,202)

Net unrealized appreciation (depreciation) of investment securities	$(11,955,315)

Cost of investments for tax purposes is $151,506,148.

NOTE 8—Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

		Par Value of	Capital Paid In
	Shares	Shares	Excess of Par Value

Balance, May 31, 2009	19,620,474	$196,204	$169,461,063

Shares Repurchased	—	—	—

Balance, May 31, 2010	19,620,474	196,204	169,461,063

Shares Repurchased	—	—	—

Balance, November 30, 2010	19,620,474	$196,204	$169,461,063

  The Trustees have approved share repurchases whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

19        Invesco Municipal Income Opportunities Trust

NOTE 9—Dividends

The Trust declared the following dividends from net investment income subsequent to November 30, 2010:

Declaration Date	Amount Per Share	Record Date	Payable Date

December 07, 2010	$0.035	December 17, 2010	December 23, 2010

January 03, 2011	0.035	January 14, 2011	January 31, 2011

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended
	November 30,		Year ended May 31,
	2010		2010	2009		2008		2007		2006

Net asset value, beginning of period	$6.79		$5.90	$7.38		$8.28		$8.02		$8.00

Income from investment operations:
Net investment income(a)	0.21		0.44	0.45		0.46		0.48		0.54

Net gains (losses) on securities (both realized and unrealized)	(0.08)		0.87	(1.46)		(0.87)		0.32		0.01

Total from investment operations	0.13		1.31	(1.01)		(0.41)		0.80		0.55

Dividends from net investment income	(0.21)		(0.42)	(0.47)		(0.49)		(0.54)		(0.53)

Anti-dilutive effect of shares repurchased(a)	—		—	0.00	(b)	0.00	(b)	—		—

Net asset value, end of period	$6.71		$6.79	$5.90		$7.38		$8.28		$8.02

Market value per common share, end of period	$6.42		$6.51	$5.67		$7.87		$9.68		$8.76

Total return at NAV(c)	1.95%		23.12%

Total return at market value(c)	1.74%		22.83%	(22.15)%		(13.65)%		16.99%		17.04%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$131,677		$133,201	$115,783		$144,960		$163,002		$157,928

Ratio of expenses to average net assets	0.71	%(d)	0.78%	0.89	%(e)	0.95	%(e)(f)	0.80	%(f)	0.71%

Ratio of expenses to average net assets (excluding interest expense)	0.66	%(d)	0.73%	0.73	%(e)	0.72	%(e)(f)	0.72	%(f)	0.71%

Ratio of net investment income to average net assets	6.20	%(d)	6.90%	7.25%		5.89%		5.88%		6.78%

Rebate from Morgan Stanley affiliate	—		—	0.00	%(g)	0.00	%(g)	—		—

Portfolio turnover rate	9%		13%	15%		35%		26%		19%

(a)	Calculated using average shares outstanding.
(b)	Includes anti-dilutive effect of acquiring treasury shares of less than $0.005.
(c)	Net asset value return includes adjustments in accordance with accounting principles generally accepted in the United States of America and measures the changes in common shares’ value over the period indicated, taking into account dividends as reinvested. Market value return is computed based upon the New York Stock Exchange market price of the Trust’s common shares and excludes the effects of brokerage commissions. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s) of $135,032.
(e)	The ratios reflect the rebate of certain Trust expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(f)	Does not reflect the effect of expense offset of 0.01%.
(g)	Amount is less than 0.005%.

NOTE 11—Change in Independent Registered Public Accounting Firm

The Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Trust for the fiscal year following May 31, 2010. Prior to May 31, 2010, the Trust’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). The Board of Trustees selected a new independent auditor for the Trust’s current fiscal year in connection with the appointment of Invesco Advisers as investment adviser to the Trust (“New Advisory Agreement”).
  Effective June 1, 2010, the Prior Auditor resigned as the independent registered public accounting firm of the Trust. The Prior Auditor’s report on the financial statements of the Trust for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

20        Invesco Municipal Income Opportunities Trust

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Municipal Income Opportunities Trust was held on Friday, July 16, 2010. The Meeting was held for the following purpose:

(1)	Elect five Trustees by the holders of Common Shares, each of whom will serve for a three year term or until a successor has been duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matters	Votes For	Withheld

(1)	Albert R. Dowden	17,201,091	772,958
	Prema Mathai-Davis	17,197,715	776,334
	Lewis F. Pennock	17,193,229	780,820
	Hugo F. Sonnenschein	17,207,621	766,428
	Raymond Stickel, Jr.	17,210,030	764,019

21        Invesco Municipal Income Opportunities Trust

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is 811-05597.
     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Trust voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-CE-MIOPP-SAR-1	Invesco Distributors, Inc.

ITEM 2. CODE OF ETHICS.
As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). The Code was amended in June, 2010, to (i) add an individual to Exhibit A and (ii) update the names of certain legal entities. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of December 14, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 14, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Municipal Income Opportunities Trust

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer
Date: February 8, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer
Date: February 8, 2011

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer
Date: February 8, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.